Basis of preparation (Narrative) (Details)		9 Months Ended	12 Months Ended
	Jun. 12, 2020 CAD ($) share $ / shares shares	Sep. 30, 2020 CAD ($)	Dec. 31, 2022 shares	Sep. 30, 2022 CAD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 shares	Sep. 30, 2021 CAD ($)	Dec. 31, 2020 shares	Dec. 31, 2019 CAD ($)	Jun. 12, 2020 USD ($) share
Disclosure of going concern [line items]
Net loss | $		$ (3,536,778)		$ (10,520,290)			$ (9,315,372)		$ (1,147,280)
Operating cash flows | $		(1,791,654)		(4,256,596)			(6,255,213)		(1,093,556)
Working capital (deficiency) | $		$ 2,900,000		(5,409,487)			$ 2,900,000		$ (300,000)
Gross proceeds from public offering				$ 19,200,000	$ 14,100,000
SageGuild [Member]
Disclosure of going concern [line items]
Consideration transferred, acquisition-date fair value	$ 134,192									$ 100,000
Number of common shares issued | share	7,957									7,957
Implied fair value per share at time of closing | $ / shares	$ 16.8
Description of arrangement for contingent consideration	management used $0.24 as 1/70 of the underlying stock price for one of the key inputs in the Black-Scholes pricing model.
Number of warrants issued as of acquisition date | shares	750,000
Number of common shares available under warrants | shares	10,714
Warrants vesting during period | shares			250,000			250,000		250,000
Warrants deemed exercised if service condition is met | shares	250,000
Aggregate purchase price of warrants | $	$ 125,000